FINANCIAL INSTRUMENTS - Net Investment in IPG (US) Holdings, Inc. (Details) - Net investment in IPG (US) Holdings, Inc. - Hedges of net investment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Loss from change in value of IPG (US) Holdings, Inc. used for calculating hedge ineffectiveness	$ (6,488)	$ (10,280)
Cumulative gain included in foreign currency translation reserve in OCI	$ 7,347	$ 859